Establishment and Operations - Summary of Proceeds From Reverse Recapitalization (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Proceeds From Reverse Recapitalization [Line Items]
Public shares outstanding , Shares	118,883,072
Public shares outstanding	$ 11,889	$ 8,529
Shares redeemed ,Shares	(29,175,999)
Shares redeemed	$ (291,759,990)
Shared issued to SPAC ,Shares	5,324,001
Shared issued to SPAC	$ 53,240,010
Cash from reverse recapitalization	53,240,010
SPAC reverse recapitalization professional fees	(20,923,449)
Net proceeds from reverse recapitalization	$ 32,316,561
Public Shares
Disclosure Of Proceeds From Reverse Recapitalization [Line Items]
Public shares outstanding , Shares	34,500,000
Public shares outstanding	$ 345,000,000